Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	May 16, 2022	Apr. 27, 2022	Apr. 07, 2022	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Aug. 05, 2020	Feb. 28, 2020	Feb. 03, 2020	Sep. 30, 2019	Dec. 05, 2018	Sep. 30, 2018	Jul. 31, 2018	Sep. 30, 2017	Aug. 21, 2017	Apr. 24, 2017	Feb. 01, 2017	Oct. 03, 2016	Sep. 30, 2016	Apr. 12, 2016	Oct. 15, 2015	Sep. 30, 2015	Jun. 29, 2015	Apr. 01, 2015	Sep. 30, 2014
C000156279
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 636,147				$ 445,303				$ 362,637								$ 701,702	$ 603,099				$ 352,112		$ 291,981		$ 323,949					$ 263,500			$ 209,750	$ 250,000
C000156280
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,566,576				1,794,817				1,460,667								2,823,545	2,424,408				1,414,063		1,171,492		1,298,823					1,056,000			839,000	1,000,000
C000156278
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 25,037				17,559				14,323								27,752	23,894				13,968		11,608		12,896					10,510			8,390	10,000
C000233918
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 327,209	$ 310,919	$ 311,895	$ 300,909	285,492	$ 287,427	$ 274,798	$ 266,502	245,559	$ 241,458			$ 250,000
C000233919
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,312,667	1,247,211	1,250,845	1,206,700	1,144,656	1,152,126	1,099,885	1,066,390	983,508	965,944			1,000,000
C000233920
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 13,066	12,419	12,461	12,025	11,401	11,494	10,982	10,653	9,828	9,656			10,000
C000232416
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 293,115	286,722	283,998	277,952	271,180	260,108	252,536	244,476	239,786	236,612				$ 247,127		$ 249,250
C000232414
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,173,886	1,148,138	1,137,084	1,111,587	1,085,472	1,041,017	1,010,588	978,211	959,322	946,496				988,430		997,000
C000232415
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 11,702	11,450	11,332	11,094	10,827	10,388	10,088	9,768	9,583	9,459				9,882		9,970
C000200633
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 559,052				388,374				356,866								449,474	357,173				292,816		260,311	$ 250,000
C000200634
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,762,888				1,223,530				1,123,126								1,413,881	1,122,786			$ 1,000,000
C000179292
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 33,707				23,447				21,596								27,253	21,681				17,806		15,849		11,800		$ 10,000
C000217727
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 380,540				304,800				260,679								393,713	307,654			250,000
C000191853
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,535,365				1,227,703				1,047,614								1,578,926	1,230,615			1,000,000
C000191852
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 22,815				18,299				15,664								23,685	18,514				13,473		12,477		10,320	$ 10,000
C000221236
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 318,481				242,736				207,000								302,110	252,521	$ 250,000
C000161820
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,377,175				1,808,162				1,538,633								2,240,797	1,868,765				1,529,688		1,428,321		1,223,563					1,030,109		$ 1,000,000
C000086273
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 24,364				18,581				15,860								23,146	19,337				15,864		14,840		12,752					10,761			10,020			$ 10,000
C000141340
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 700,267				529,370				458,949								665,404	554,193				400,085		380,941		339,142					286,123			239,692		$ 250,000
C000103057
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,943,933				2,222,638				1,925,308								2,788,950	2,320,207				1,673,176		1,591,870		1,415,257					1,193,274			997,738			1,000,000
C000068053
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 28,746				21,757				18,891								27,428	22,878				16,534		15,768		14,055					11,874			9,954			10,000
C000233921
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 308,504	304,033	301,652	287,682	283,382	280,913	273,228	267,239	255,595	247,444				250,000
C000233922
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,236,175	1,218,181	1,208,530	1,152,416	1,134,943	1,124,345	1,094,607	1,069,421	1,022,709	990,956				1,000,000
C000233923
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 12,319	12,143	12,039	11,483	11,315	11,214	10,921	10,673	10,210	9,897				10,000
C000141339
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 546,306				422,090				328,587								415,975	306,549				324,336		325,649		312,299					259,895			232,051		250,000
C000116602
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,277,199				1,757,720				1,367,076								1,728,825	1,273,024				1,345,314		1,349,348		1,292,530					1,075,089			958,396			1,000,000
C000054562
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 22,247				17,214				13,419								17,008	12,556				13,305		13,372		12,839					10,703			9,568			10,000
C000138113
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 468,129				407,654				368,531								413,542	363,196				344,956		328,589		313,453					284,271			254,697			250,000
C000173655
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,654,090				1,439,010				1,299,727								1,457,183	1,278,582				1,213,110		1,154,513		1,099,359				$ 1,000,000
C000138112
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 18,444				16,089				14,568								16,369	14,385				13,683		13,054		12,474					11,333			10,173			10,000
C000141334
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 393,428				312,082				255,822								361,529	313,094				293,405		275,605		263,530					228,050			216,000		250,000
C000017760
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,663,307				1,318,099				1,080,063								1,524,326	1,319,046				1,235,067		1,159,441		1,107,742					957,779			906,643			1,000,000
C000017761
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 16,259				12,913				10,603								15,002	13,010				12,213		11,489		11,000					9,533			9,045			10,000
C000235883
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 321,646	313,471	306,062	293,288	262,043	277,060	278,812	243,272	217,250	246,250	$ 250,000
C000235881
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,288,052	1,255,314	1,225,645	1,174,491	1,049,718	1,108,814	1,115,826	973,593	869,000	985,000	1,000,000
C000206861
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 408,021				340,444				303,752								449,792	365,092				285,894	$ 250,000
C000168896
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,796,992				1,498,948				1,337,192								1,977,588	1,603,872				1,254,542		1,269,469		1,165,250					1,028,394	$ 1,000,000
C000017762
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 17,942				15,008				13,415								19,884	16,167				12,677		12,855		11,825					10,457			10,202			10,000
C000141335
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 541,420				427,387				323,370								395,636	290,255				297,874		296,322		301,979					250,798			229,741		250,000
C000037860
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,269,939				1,790,082				1,353,371								1,654,507	1,212,510				1,243,285		1,235,453		1,258,001					1,044,143			955,580			1,000,000
C000017763
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 22,178				17,531				13,284								16,279	11,958				12,290		12,244		12,492					10,393			9,533			10,000
C000141336
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 581,058				500,288				443,664								698,244	537,038				368,264		349,526		288,240					256,523			237,095		250,000
C000017764
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,556,047				2,198,385				1,947,969								3,063,178	2,353,631				1,612,311		1,529,532		1,260,265					1,120,755			1,034,547			1,000,000
C000017765
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 24,963				21,526				19,115								30,128	23,204				15,930		15,156		12,513					11,154			10,320			10,000
C000141337
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 487,464				403,529				346,705								409,279	282,031				309,103		316,459		291,175					252,690			221,238		250,000
C000110142
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,036,476				1,684,438				1,445,505								1,704,754	1,173,872				1,286,528		1,315,720		1,209,894					1,048,672			917,538			1,000,000
C000017766
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 19,923				16,510				14,210								16,794	11,587				12,724		13,049		12,021					10,446			9,155			10,000
C000217733
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 428,208				323,254				258,807								337,250	254,500		$ 250,000
C000217731
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,717,662				1,295,974				1,035,770								1,350,957	1,018,000		1,000,000
C000217732
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 17,061				12,894				10,322								13,480	10,170		10,000
C000177293
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 566,526				454,623				426,653								689,932	553,584				396,373		387,980		287,633			$ 250,000
C000113863
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,785,930				2,233,137				2,094,387								3,384,816	2,712,993				1,940,356		1,897,596		1,406,219					1,235,580			1,069,646			1,000,000
C000017767
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 27,247				21,893				20,579								33,323	26,776				19,193		18,813		13,966					12,298			10,669			10,000
C000235949
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 321,253	298,493	291,022	279,902	259,424	271,523	260,116	236,265	213,381	243,326		$ 250,000
C000034765
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,629,925				1,315,976				1,082,459								1,651,630	1,379,300				1,256,993		1,231,922		1,264,383					1,024,028			795,746			1,000,000
C000063255
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 16,153				13,057				10,758								16,426	13,746				12,545		12,310		12,652					10,247			7,956			10,000
C000141338
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 650,522				523,387				404,791								483,902	341,910				340,063		345,546		315,772					269,043			215,697		250,000
C000103056
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 2,676,402				2,152,678				1,664,238								1,989,358	1,404,844				1,395,868		1,418,068		1,294,334					1,101,979			883,110			1,000,000
C000017872
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 26,208				21,118				16,359								19,591	13,860				13,811		14,065		12,865					10,981			8,810			10,000
C000234511
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor
Account Value	$ 289,615	261,245	265,999	253,645	229,359	237,937	231,674	228,430	207,229	222,668				250,574	$ 250,000
C000234512
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 1,159,301	1,046,669	1,065,558	1,015,017	918,782	952,002	926,916	913,901	829,015	890,974				1,002,285	1,000,000
C000234513
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 11,555	10,425	10,618	10,125	9,167	9,501	9,262	9,133	8,284	8,913				10,020	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	382,463				303,417				271,637								377,873	319,678				289,200		295,151		297,567					242,992			208,071	250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,529,853				1,213,667				1,086,548								1,511,492	1,278,712				1,156,799		1,180,606		1,190,269					971,970			832,284	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	15,299				12,137				10,865								15,115	12,787				11,568		11,806		11,903					9,720			8,323	$ 10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	279,642	263,430	262,634	257,395	235,786	241,171	236,013	231,697	214,321	224,579			250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,118,570	1,053,722	1,050,538	1,029,581	943,142	964,684	944,052	926,789	857,285	898,314			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	11,186	10,537	10,505	10,296	9,431	9,647	9,441	9,268	8,573	8,983			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	238,756	227,032	226,546	228,065	213,992	221,034	222,855	216,413	212,643	223,495				234,166		249,232
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	955,025	908,126	906,184	912,261	855,967	884,136	891,419	865,652	850,573	893,979				936,664		996,929
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	9,550	9,081	9,062	9,123	8,560	8,841	8,914	8,657	8,506	8,940				9,367		9,969
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	567,936				416,524				342,487								405,176	311,662				270,659		259,616	$ 250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,910,713				1,401,314				1,152,232								1,363,138	1,048,526			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	27,619				20,256				16,656								19,704	15,156				13,162		12,625		10,708		$ 10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	411,092				312,010				258,281								325,536	255,451			250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,644,366				1,248,042				1,033,126								1,302,143	1,021,805			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	20,480				15,544				12,867								16,218	12,726				11,523		11,366		10,354	10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	404,213				306,790				253,960								320,089	251,177	$ 250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	2,471,796				1,876,045				1,552,985								1,957,369	1,535,967				1,390,731		1,371,809		1,249,661					1,053,250		$ 1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	24,526				18,615				15,409								19,421	15,240				13,799		13,611		12,399					10,451			9,334			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	597,107				453,192				375,152								472,838	371,041				335,956		331,385		301,878					254,432			227,258		250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	2,452,576				1,861,458				1,540,910								1,942,150	1,524,025				1,379,918		1,361,143		1,239,945					1,045,061			933,447			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	24,526				18,615				15,409								19,421	15,240				13,799		13,611		12,399					10,451			9,334			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	277,107	273,207	269,656	266,265	262,585	259,163	256,224	253,395	251,232	250,185				250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,108,428	1,092,829	1,078,626	1,065,061	1,050,340	1,036,653	1,024,897	1,013,580	1,004,930	1,000,741				1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	11,084	10,928	10,786	10,651	10,503	10,367	10,249	10,136	10,049	10,007				10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	597,107				453,192				375,152								472,838	371,041				335,956		331,385		301,878					254,432			227,258		250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	2,452,576				1,861,458				1,540,910								1,942,150	1,524,025				1,379,918		1,361,143		1,239,945					1,045,061			933,447			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	24,526				18,615				15,409								19,421	15,240				13,799		13,611		12,399					10,451			9,334			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	300,858				269,652				267,953								313,790	317,213				296,329		268,008		271,218					271,181			257,618			250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,109,950				994,822				988,553								1,157,657	1,170,288				1,093,239		988,757		1,000,597				1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	12,034				10,786				10,718								12,552	12,689				11,853		10,720		10,849					10,847			10,305			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	429,986				344,635				274,289								366,359	291,384				289,950		293,886		286,056					240,173			225,479		250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,741,869				1,396,112				1,111,141								1,484,115	1,180,394				1,174,585		1,190,529		1,158,812					972,940			913,414			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	17,419				13,961				11,111								14,841	11,804				11,746		11,905		11,588					9,729			9,134			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	325,991	301,341	298,118	286,217	260,659	270,080	263,791	247,547	216,869	240,135	250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,303,965	1,205,363	1,192,472	1,144,870	1,042,637	1,080,318	1,055,163	990,187	867,476	960,539	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	380,741				303,735				252,297								337,143	272,075				264,146	250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,851,923				1,477,365				1,227,171								1,639,863	1,323,370				1,284,805		1,300,790		1,278,261					1,068,693	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	16,630				13,267				11,020								14,726	11,884				11,538		11,681		11,479					9,597			8,784			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	429,986				344,635				274,289								366,359	291,384				289,950		293,886		286,056					240,173			225,479		250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,741,869				1,396,112				1,111,141								1,484,115	1,180,394				1,174,585		1,190,529		1,158,812					972,940			913,414			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	17,419				13,961				11,111								14,841	11,804				11,746		11,905		11,588					9,729			9,134			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	782,983				579,157				480,783								583,668	442,591				384,857		373,947		318,036					267,918			233,045		250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	3,343,175				2,472,879				2,052,842								2,492,141	1,889,770				1,643,259		1,596,674		1,357,949					1,143,953			995,053			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	33,432				24,729				20,528								24,921	18,898				16,433		15,967		13,579					11,440			9,951			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	782,983				579,157				480,783								583,668	442,591				384,857		373,947		318,036					267,918			233,045		250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	3,343,175				2,472,879				2,052,842								2,492,141	1,889,770				1,643,259		1,596,674		1,357,949					1,143,953			995,053			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	33,432				24,729				20,528								24,921	18,898				16,433		15,967		13,579					11,440			9,951			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	524,312				384,530				316,180								374,054	287,722		250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	2,097,248				1,538,118				1,264,720								1,496,215	1,150,889		1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	20,972				15,381				12,647								14,962	11,509		$ 10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	454,445				358,503				329,113								430,201	291,311				290,179		318,490		276,375			250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	2,321,014				1,831,002				1,680,898								2,197,188	1,487,830				1,482,046		1,626,641		1,411,547					1,169,065			1,012,460			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	23,210				18,310				16,809								21,972	14,878				14,820		16,266		14,115					11,691			10,125			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	300,980	276,833	263,653	257,553	238,774	245,969	243,783	234,506	213,765	241,741		$ 250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,483,696				1,177,049				1,053,766								1,465,888	1,240,132				1,121,897		1,144,985		1,154,357					942,644			807,173			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	14,837				11,770				10,538								14,659	12,401				11,219		11,450		11,544					9,426			8,072			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	782,983				579,157				480,783								583,668	442,591				384,857		373,947		318,036					267,918			233,045		250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	3,343,175				2,472,879				2,052,842								2,492,141	1,889,770				1,643,259		1,596,674		1,357,949					1,143,953			995,053			1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	33,432				24,729				20,528								24,921	18,898				16,433		15,967		13,579					11,440			9,951			10,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	343,119	324,044	310,733	281,064	251,643	260,159	239,244	222,559	206,914	217,535				259,282	250,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	1,372,475	1,296,175	1,242,930	1,124,255	1,006,571	1,040,636	956,976	890,234	827,655	870,140				1,037,130	1,000,000
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	13,725	12,962	12,429	11,243	10,066	10,406	9,570	8,902	8,277	8,701				10,371	10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	283,164	264,281	265,262	265,215	246,241	251,897	246,602	238,011	221,547	231,160			250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,132,655	1,057,125	1,061,047	1,060,862	984,963	1,007,588	986,408	952,045	886,190	924,639			1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	11,327	10,571	10,610	10,609	9,850	10,076	9,864	9,520	8,862	9,246			$ 10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	299,907	293,802	288,425	281,306	273,509	264,591	256,590	248,848	243,176	240,319				251,254		251,506
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,199,628	1,175,208	1,153,699	1,125,224	1,094,034	1,058,365	1,026,359	995,392	972,704	961,275				1,005,017		1,006,023
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	11,996	11,752	11,537	11,252	10,940	10,584	10,264	9,954	9,727	9,613				10,050		$ 10,060
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	363,556				289,570				250,772								331,865	243,680			250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,454,224				1,158,279				1,003,089								1,327,460	974,721			$ 1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	17,082				13,606				11,783								15,593	11,450				10,999		11,340		10,475	$ 10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	276,993	273,260	269,693	266,254	262,661	259,256	256,261	253,539	251,418	250,262				250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,107,973	1,093,039	1,078,772	1,065,017	1,050,645	1,037,022	1,025,044	1,014,158	1,005,674	1,001,048				1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	11,080	10,930	10,788	10,650	10,506	10,370	10,250	10,142	10,057	10,010				10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	405,401				350,510				318,083								370,109	332,055				324,580		305,341		296,626					271,982			241,087			250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,488,889				1,287,297				1,168,204								1,359,273	1,219,517				1,192,065		1,121,405		1,089,400				$ 1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	16,216				14,020				12,723								14,804	13,282				12,983		12,214		11,865					10,879			9,643			10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	416,598				332,340				276,057								368,894	297,698				289,022		292,618		287,550					240,407			220,040		250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,663,023				1,326,670				1,101,997								1,472,594	1,188,384				1,153,752		1,168,107		1,147,876					959,684			878,379			1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	16,630				13,267				11,020								14,726	11,884				11,538		11,681		11,479					9,597			8,784			10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	314,037	288,375	286,490	280,573	254,790	259,184	253,980	242,588	214,099	233,650	250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,256,146	1,153,501	1,145,958	1,122,292	1,019,158	1,036,734	1,015,921	970,350	856,398	934,600	$ 1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	372,667				302,955				252,577								355,004	275,318				262,514	250,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	349,301				283,456				249,858								394,402	316,262				265,356	250,000
FR TSR Growth 10k - Benchmark 4
Account Value [Line Items]
Account Value	386,178				313,321				263,283								370,474	278,420				260,285	$ 250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,750,670				1,423,185				1,186,526								1,667,693	1,293,355				1,233,208		1,291,917		1,263,358					1,064,343	1,000,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	1,683,243				1,365,946				1,204,037								1,900,580	1,524,033				1,278,724		1,356,854		1,276,771					1,058,314	1,000,000
FR TSR Growth 10k - Benchmark 4
Account Value [Line Items]
Account Value	1,817,480				1,474,589				1,239,096								1,743,573	1,310,337				1,224,988		1,298,103		1,274,360					1,069,170	$ 1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	17,188				13,973				11,649								16,373	12,698				12,107		12,684		12,404					10,450			9,310			10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	18,611				15,103				13,313								21,014	16,851				14,138		15,002		14,117					11,701			10,329			10,000
FR TSR Growth 10k - Benchmark 4
Account Value [Line Items]
Account Value	18,037				14,634				12,297								17,304	13,004				12,157		12,883		12,647					10,611			9,358			10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	416,598				332,340				276,057								368,894	297,698				289,022		292,618		287,550					240,407			220,040		250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,663,023				1,326,670				1,101,997								1,472,594	1,188,384				1,153,752		1,168,107		1,147,876					959,684			878,379			1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	16,630				13,267				11,020								14,726	11,884				11,538		11,681		11,479					9,597			8,784			10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	601,440				465,049				409,930								508,560	368,234				352,201		341,328		299,462					259,673			227,286		250,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	656,932				507,932				432,406								613,328	470,160				381,526		362,655		299,464					254,171			228,486		250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	2,639,634				2,041,033				1,799,123								2,231,997	1,616,127				1,545,758		1,498,039		1,314,297					1,139,665			997,523			1,000,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	2,916,788				2,255,228				1,919,889								2,723,186	2,087,518				1,693,984		1,610,195		1,329,627					1,128,525			1,014,483			1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	26,396				20,410				17,991								22,320	16,161				15,458		14,980		13,143					11,397			9,975			10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	29,168				22,552				19,199								27,232	20,875				16,940		16,102		13,296					11,285			10,145			10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	601,440				465,049				409,930								508,560	368,234				352,201		341,328		299,462					259,673			227,286		250,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	542,908				420,812				378,945								438,381	307,855				332,098		326,862		300,402					264,982			225,972		250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	2,639,634				2,041,033				1,799,123								2,231,997	1,616,127				1,545,758		1,498,039		1,314,297					1,139,665			997,523			1,000,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	2,352,826				1,823,693				1,642,253								1,899,833	1,334,164				1,439,228		1,416,538		1,301,865					1,148,363			979,306			1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	26,396				20,410				17,991								22,320	16,161				15,458		14,980		13,143					11,397			9,975			10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	23,528				18,237				16,423								18,998	13,342				14,392		14,165		13,019					11,484			9,793			10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	479,747				375,807				342,915								484,836	363,813				314,406		347,924		287,387			$ 250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	2,356,004				1,845,561				1,684,032								2,380,994	1,786,658				1,544,025		1,708,633		1,411,338					1,166,577			1,040,439			1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	23,560				18,456				16,840								23,810	17,867				15,440		17,086		14,113					11,666			10,404			10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	806,905				594,713				490,713								592,757	452,612				390,139		375,592		318,934					269,056			234,100		250,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	582,216				455,706				398,211								449,259	332,755				350,361		336,884		307,796					267,365			230,100		$ 250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	3,425,682				2,524,828				2,083,300								2,516,526	1,921,546				1,656,318		1,594,562		1,354,021					1,142,265			993,863			1,000,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	2,418,346				1,892,862				1,654,046								1,866,085	1,382,163				1,455,293		1,399,313		1,278,489					1,110,550			955,763			1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	34,257				25,248				20,833								25,165	19,215				16,563		15,946		13,540					11,423			9,939			10,000
FR TSR Growth 10k - Benchmark 3
Account Value [Line Items]
Account Value	24,183				18,929				16,540								$ 18,661	$ 13,822				$ 14,553		$ 13,993		$ 12,785					$ 11,105			$ 9,558			$ 10,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	305,141	269,722	272,481	256,816	233,102	242,022	248,330	252,937	222,331	240,892				260,251	250,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	1,220,564	1,078,886	1,089,924	1,027,265	932,406	968,090	993,319	1,011,749	889,323	963,567				1,041,003	1,000,000
FR TSR Growth 10k - Benchmark 2
Account Value [Line Items]
Account Value	$ 12,206	$ 10,789	$ 10,899	$ 10,273	$ 9,324	$ 9,681	$ 9,933	$ 10,117	$ 8,893	$ 9,636				$ 10,410	$ 10,000